Fees Summary	Nov. 15, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,833,010
Previously Paid Amount	0
Total Fee Amount	1,658.53
Total Offset Amount	0
Net Fee	$ 1,658.53